SHARE BASED PAYMENT	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE BASED PAYMENT
NOTE 14   -    SHARE BASED PAYMENT

In previous years, the parent Company adopted plans to award options to buy its own shares and shares of the Company to senior office holders and to Company’s employees. As from December 2015 and as of the date of reporting, the parent Company does not have any active options award plans and no options are exercisable into Company shares by any company officer or company employee.